* Denotes less than 1%

Right under the graph insert “% of Total Investments.  The chart shows the Fund’s current allocation as a percentage of the Fund’s total investments, and excludes exposure through derivative instruments and securities sold short.  These percentages may vary from those shown in the Schedule of Investments, which are based on the Fund’s net assets.  Holdings and allocations may vary over time.”